SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—103.5%
Alabama—5.8%
$2,500,000 Birmingham (City of) & Jefferson (County of),
AL Civic Center Authority, Series 2018 A, RB		5.000%		07/01/2048	$2,956,725
20,000,000 Birmingham (City of), AL Commercial
Development Authority, Series 2011 A, RB		5.500		04/01/2041	20,678,800
385,000 Birmingham (City of), AL Private Educational
Building Authority (Birmingham-Southern
College), Series 1996, RB		6.125		12/01/2025	385,162
16,150,000 Birmingham (City of), AL Water Works Board,
Series 2016 B, Ref. RB		5.000		01/01/2043	18,933,291
15,000 Coosa Valley Water Supply District Inc. , Series
2009	, RB	4.500		10/01/2039	15,024
25,000 Etowah (County of) & Gadsden (City of), AL
Health Care Authority (Etowah County Health
Department), Series 2007, RB		4.375		01/01/2032	25,047
195,000 Fort Deposit (Town of), AL Cooperative District,
Series 2003, RB		6.000		02/01/2036	180,463
4,500,000 Homewood (City of), AL Educational Building
Authority (Samford University), Series 2017
A, Ref. RB		5.000		12/01/2047	5,214,555
8,750,000 Jefferson (County of), AL, Series 2013 C, Wts.		0.000	[1]	10/01/2050	8,482,162
8,000,000 Jefferson (County of), AL, Series 2013 D, Wts.		6.000		10/01/2042	9,462,240
7,500,000 Jefferson (County of), AL, Series 2013 D, Wts.		6.500		10/01/2053	8,976,300
4,000,000 Jefferson (County of), AL, Series 2013 D, Wts.		7.000		10/01/2051	4,866,840
20,185,000 Jefferson (County of), AL, Series 2013 F,
Revenue Wts.		0.000	[1]	10/01/2046	19,475,497
20,000,000 Jefferson (County of), AL, Series 2013 F,
Revenue Wts.		0.000	[1]	10/01/2050	19,263,400
4,500,000 Jefferson (County of), AL, Series 2017, Ref.
Wts.		5.000		09/15/2035	5,370,075
200,000 Mobile (City of), AL Improvement District
(McGowin Park), Series 2016 A, RB		5.250		08/01/2030	211,604
					124,497,185

Alaska—0.0%
600,000 Alaska (State of) Industrial Development &
Export Authority (Boys & Girls Home & Family
Services, Inc. ), Series 2007 C, RB2,3		5.875		12/01/2027	30,000
90,000 Northern Tobacco Securitization Corp. , Series
2006 A, RB		5.000		06/01/2032	90,122
					120,122

Arizona—3.0%
675,000 Arizona (State of) Industrial Development
Authority (Academies of Math & Science),
Series 2017 A, Ref. RB		5.000		07/01/2042	779,686
925,000 Arizona (State of) Industrial Development
Authority (Academies of Math & Science),
Series 2017 A, Ref. RB		5.000		07/01/2047	1,066,608

1 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
Arizona (Continued)
$1,000,000 Arizona (State of) Industrial Development
Authority (Academies of Math & Science),
Series 2017 A, Ref. RB	5.000%	07/01/2051	$1,145,930
500,000 Arizona (State of) Industrial Development
Authority (Academies of Math & Science),
Series 2018 A, Ref. RB	5.000	07/01/2038	587,075
1,800,000 Arizona (State of) Industrial Development
Authority (Academies of Math & Science),
Series 2018 A, Ref. RB	5.000	07/01/2048	2,083,212
2,125,000 Arizona (State of) Industrial Development
Authority (Academies of Math & Science),
Series 2018 A, Ref. RB	5.000	07/01/2052	2,443,389
1,100,000 Arizona (State of) Industrial Development
Authority (Provident Group - Eastern Michigan
University Parking), Series 2018, RB	5.000	05/01/2048	1,252,240
1,000,000 Arizona (State of) Industrial Development
Authority (Provident Group - Eastern Michigan
University Parking), Series 2018, RB	5.000	05/01/2051	1,135,460
570,000 Arizona (State of) Industrial Development
Authority (Provident Group - NCCU Properties
LLC), Series 2019 A, RB	5.000	06/01/2058	665,919
11,845,000 City of Phoenix Civic Improvement Corp. ,
Series 2019, RB4	5.000	07/01/2049	14,433,962
342,000 Festival Ranch Community Facilities District
(Assessment Districts Nos. 4 & 5), Series 2007,
RB	5.750	07/01/2032	342,188
800,000 Maricopa (County of), AZ Industrial
Development Authority (Legacy Traditional
Schools), Series 2019, Ref. RB4	5.000	07/01/2049	884,192
600,000 Maricopa (County of), AZ Industrial
Development Authority (Legacy Traditional
Schools), Series 2019, Ref. RB4	5.000	07/01/2054	658,068
80,000 Maricopa County Industrial Development
Authority (GreatHearts Arizona), Series 2017
C, RB	5.000	07/01/2037	94,728
145,000 Maricopa County Industrial Development
Authority (GreatHearts Arizona), Series 2017
C, RB	5.000	07/01/2048	168,696
495,000 Maricopa County Industrial Development
Authority (Immanuel Campus of Care), Series
2006 B, Ref. RB2,3	8.500	04/20/2041	341,550
130,000 Maricopa County School District No. 24, Series
2007 B, GO Bonds	5.500	07/01/2022	130,156
260,000 Merrill Ranch Community Facilities District No.
1 (Assessment Area One) , Series 2006, RB	5.300	07/01/2030	260,364
750,000 Phoenix (City of), AZ Industrial Development
Authority (Career Success Schools), Series
2009 , RB	7.000	01/01/2029	751,987

2 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
Arizona (Continued)
$450,000 Phoenix (City of), AZ Industrial Development
Authority (Espiritu Community Development
Corp. Charter School), Series 2006 A, RB	6.250%		07/01/2036	$450,288
8,500,000 Phoenix (City of), AZ Industrial Development
Authority (Rowan University), Series 2012, RB	5.250		06/01/2034	9,189,265
2,765,000 Phoenix Civic Improvement Corp. , Series 2019
A, RB4	4.000		07/01/2045	3,045,509
2,910,000 Pima (County of), AZ Industrial Development
Authority (Arizona Charter Schools Refunding),
Series 2013 Q, Ref. RB	5.375		07/01/2031	3,050,437
550,000 Pima (County of), AZ Industrial Development
Authority (Christian Care Tuscon, Inc. ), Series
2017 A, Ref. RB	5.000		06/15/2037	631,686
1,010,000 Pima (County of), AZ Industrial Development
Authority (Christian Care Tuscon, Inc. ), Series
2017 C, RB	5.000		12/15/2047	1,147,148
900,000 Pima (County of), AZ Industrial Development
Authority (Excalibur Charter School (The)),
Series 2016, Ref. RB	5.500		09/01/2046	942,192
1,405,000 Pima (County of), AZ Industrial Development
Authority (New Plan Learning, Inc. ), Series
2011 A, RB	8.125		07/01/2041	1,393,563
195,000 Pima (County of), AZ Industrial Development
Authority (Paideia Academies (The)), Series
2019 , RB	5.125		07/01/2039	196,827
240,000 Pima (County of), AZ Industrial Development
Authority (Paideia Academies (The)), Series
2019 , RB	5.250		07/01/2049	242,530
760,000 Pima (County of), AZ Industrial Development
Authority (Tuscon Country Day School), Series
2007, Ref. RB	5.000		06/01/2037	747,817
3,000,000 Salt Verde Financial Corp. , Series 2007, RB	5.000		12/01/2032	3,866,160
6,500,000 Salt Verde Financial Corp. , Series 2007, RB	5.000		12/01/2037	8,678,215
100,000 Salt Verde Financial Corp. , Series 2007, RB	5.500		12/01/2029	129,165
930,000 Santa Cruz (County of), AZ Fire District (Rio
Rico), Series 2011 B, GO Bonds	7.000		07/01/2030	1,013,579
70,000 Santa Cruz (County of), AZ Fire District (Rio
Rico), Series 2011 B, GO Bonds	7.000		07/01/2030	75,860
				64,025,651

Arkansas—0.1%
1,675,000 Cave Springs Municipal Property Owners'
Improvement District No. 3, Series 2007, GO
Bonds[2,3]	6.250		02/01/2038	1,222,750

California—9.5%
5,000 California (County of), CA Tobacco
Securitization Agency (Gold Country
Settlement Funding Corp. ), Series 2006, RB	7.230	[5]	06/01/2033	2,322

3 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon		Maturity	Value
California (Continued)
$160,000 California (County of), CA Tobacco
Securitization Agency (Los Angeles County
Securitization Corp. ), Series 2006, RB	5.700%[1]		06/01/2046	$161,050
4,905,000 California (State of) County Tobacco
Securitization Agency (Stanislaus County
Tobacco Funding Corp. ), Series 2002 A, RB	5.875		06/01/2043	4,971,659
129,820,000 California (State of) County Tobacco
Securitization Agency, Series 2006 B, RB	6.698	[5]	06/01/2050	15,239,570
3,375,000 California (State of) Enterprise Development
Authority (Sunpower Corp. - Headquarters),
Series 2010, RB	8.500		04/01/2031	3,513,510
10,000,000 California (State of) Health Facilities Financing
Authority (Sutter Health), Series 2016 B, Ref.
RB	5.000		11/15/2046	11,827,600
174,410 California (State of) Housing Finance Agency,
Series 2019 A-1, RB	4.250		01/15/2035	203,624
4,250,000 California (State of) Municipal Finance
Authority (CHF-Davis I, LLC - West Village
Student Housing), Series 2018, RB	5.000		05/15/2043	5,130,345
3,500,000 California (State of) Municipal Finance
Authority (CHF-Riverside II, LLC - UCR North
District Phase I Student Housing), Series 2019,
RB	5.000		05/15/2049	4,265,905
1,000,000 California (State of) School Finance Authority
(Coastal Academy), Series 2013 A, RB	5.000		10/01/2033	1,071,960
2,005,000 California (State of) Statewide Communities
Development Authority (Community Facilities
District No. 2007-01), Series 2015, Ref. RB	5.000		09/01/2030	2,319,183
5,000,000 California (State of), Series 2016, GO Bonds	5.000		09/01/2045	5,942,450
10,085,000 California (State of), Series 2016, Ref. GO
Bonds	5.000		09/01/2037	12,130,137
8,500,000 California (State of), Series 2017, GO Bonds	5.000		08/01/2046	10,072,245
50,000 California County Tobacco Securitization
Agency (Alameda County Tobacco Asset
Securitization Corp. ), Series 2002, RB	5.875		06/01/2035	50,490
7,000,000 California County Tobacco Securitization
Agency (Fresno County Tobacco Funding
Corp. ), Series 2006 A, RB	5.310	[5]	06/01/2046	1,285,760
6,000,000 California County Tobacco Securitization
Agency (Fresno County Tobacco Funding
Corp. ), Series 2006 B, RB	6.647	[5]	06/01/2046	1,030,800
1,450,000 Cathedral City (City of), CA Redevelopment
Agency Successor Agency, Series 2014 A, Ref.
RB	5.000		08/01/2032	1,661,700
885,000 Cathedral City (City of), CA Redevelopment
Agency Successor Agency, Series 2014 A, Ref.
RB	5.000		08/01/2033	1,012,378
9,985,000 Chula Vista (City of), CA (San Diego Gas &
Electric Co. ), Series 2004 C, IDR	5.875		02/15/2034	10,022,344

4 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
California (Continued)
$170,000 Golden State Tobacco Securitization Corp. ,
Series 2017 A-1, Ref. RB	5.000%		06/01/2029	$202,337
345,750,000 Inland Empire Tobacco Securitization Corp. ,
Series 2007 F, RB	7.996	[5]	06/01/2057	10,815,060
2,750,000 Lammersville Joint Unified School District
(Lammersville School District Community
Facilities District No. 2007-1 - Improvement
Area No. 1 - Mountain House - Shea Homes),
Series 2013, RB	6.000		09/01/2043	3,130,930
415,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.000	[1]	09/01/2025	439,875
375,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.100	[1]	09/01/2026	397,954
885,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.150	[1]	09/01/2027	939,366
1,000,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.200	[1]	09/01/2028	1,060,020
500,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.250	[1]	09/01/2029	529,850
500,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.300	[1]	09/01/2030	529,960
1,000,000 Lammersville Unified School District
(Lammersville School District Community
Facilities District No. 2002 - Mountain House),
Series 2012, Ref. RB	5.375	[1]	09/01/2032	1,059,310
3,500,000 Local Public Schools Funding Authority (School
Facilities Improvement District No. 2016-1 -
Election of 2016), Series 2017 A, GO Bonds	4.000		08/01/2042	3,855,425
2,000,000 Long Beach (City of), CA Bond Finance
Authority, Series 2007 A, RB	5.500		11/15/2037	2,822,420
180,000 Los Angeles (City of), CA (Community Facilities
District No. 8), Series 2010, RB	5.750		09/01/2040	183,186
20,000,000 Los Angeles, CA Unified School District6	5.250		07/01/2042	24,801,050
1,250,000 Lynwood (City of), CA Redevelopment Agency
(Project Area A), Series 2011 A, RB	7.000		09/01/2031	1,372,325
3,350,000 M-S-R Energy Authority, Series 2009 B, RB	6.500		11/01/2039	5,192,098
10,000,000 M-S-R Energy Authority, Series 2009 B, RB	7.000		11/01/2034	15,205,000

5 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
California (Continued)
$4,500,000 Oak Grove School District (Election of 2008),
Series 2018 E, Ref. GO Bonds	0.000%[1]	08/01/2042	$2,554,065
1,250,000 Oxnard (City of), CA Financing Authority,
Series 2014, Ref. RB	5.000	06/01/2032	1,443,687
1,500,000 Oxnard (City of), CA Financing Authority,
Series 2014, Ref. RB	5.000	06/01/2033	1,729,590
850,000 Oxnard (City of), CA Financing Authority,
Series 2014, Ref. RB	5.000	06/01/2034	978,104
2,575,000 Paramount Unified School District (Election of
2016), Series 2017 A, GO Bonds	5.250	08/01/2046	3,152,727
1,745,000 Poway Unified School District Public Financing
Authority, Series 2015 B, Ref. RB	5.000	09/01/2033	2,083,198
3,110,000 Poway Unified School District Public Financing
Authority, Series 2015 B, Ref. RB	5.000	09/01/2034	3,705,192
5,000,000 San Diego (County of), CA Regional Airport
Authority, Series 2019 A, Ref. RB4	5.000	07/01/2044	6,197,300
250,000 San Francisco (City & County of), CA
Redevelopment Financing Authority (Mission
Bay North Redevelopment), Series 2011 C, RB	6.750	08/01/2041	266,760
350,000 San Francisco (City & County of), CA
Redevelopment Financing Authority (Mission
Bay South Redevelopment), Series 2011 D, RB	7.000	08/01/2041	374,304
10,000,000 San Francisco, CA City & County COP[6]	5.000	10/01/2033	10,313,190
350,000 San Jose (City of), CA Financing Authority,
Series 2011, RB	5.500	05/01/2031	371,791
1,880,000 Santa Cruz (County of), CA Redevelopment
Agency, Series 2015 A, Ref. RB	5.000	09/01/2035	2,230,695
5,000,000 University of California, Series 2018 AZ, Ref.
RB	5.000	05/15/2038	6,234,850
			206,086,651

Colorado—3.5%
2,000,000 Berthoud-Heritage Metropolitan District No. 1,
Series 2019, RB	5.625	12/01/2048	2,089,900
550,000 BNC Metropolitan District No. 1, Series 2017
A, Ref. GO Bonds	5.000	12/01/2037	653,152
3,355,000 Broomfield Village Metropolitan District No. 2,
Series 2003, GO Bonds[3,7]	6.250	12/01/2032	2,717,550
40,000 Colorado (State of) Educational & Cultural
Facilities Authority, Series 2007 A, RB	4.500	08/01/2037	40,075
1,180,000 Colorado (State of) Educational & Cultural
Facilities Authority, Series 2010, Ref. RB	6.450	11/01/2040	1,237,714
1,000,000 Colorado (State of) Educational & Cultural
Facilities Authority, Series 2018 A, Ref. RB	5.000	12/01/2038	1,199,420
2,000,000 Colorado (State of) Health Facilities Authority
(Adventhealth Obligated), Series 2019, Ref.
VRD RB	4.000	11/15/2043	2,237,460
6,515,000 Colorado (State of) Health Facilities Authority
(CommonSpirit Health), Series 2019 A-2, RB	5.000	08/01/2044	7,697,603

6 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon	Maturity	Value
Colorado (Continued)
$1,400,000 Colorado (State of) Health Facilities Authority,
Series 2016, Ref. RB	5.000%	01/01/2037 $	1,538,880
900,000 Cottonwood Highlands Metropolitan District
No. 1, Series 2019 A, GO Bonds	5.000	12/01/2049	958,383
12,500,000 Denver (City & County of), CO, Series 2018 B,
Ref. RB	5.000	12/01/2048	15,019,500
125,000 E-470 Public Highway Authority, Series 1997
B, RB	6.812 [5]	09/01/2025	112,587
7,000,000 Ebert Metropolitan District, Series 2018 A-1,
GO Bonds	5.000	12/01/2043	8,473,010
1,605,000 Ebert Metropolitan District, Series 2018 A-2,
GO Bonds	5.000	12/01/2043	1,942,740
720,000 Fossil Ridge Metropolitan District No. 1, Series
2010, Ref. GO Bonds	7.250	12/01/2040	739,915
900,000 Hunters Overlook Metropolitan District No. 5,
Series 2019 A, GO Bonds	5.000	12/01/2039	966,564
1,360,000 Hunters Overlook Metropolitan District No. 5,
Series 2019 A, GO Bonds	5.000	12/01/2049	1,442,280
1,575,000 Hunting Hill Metropolitan District, Series 2018,
Ref. GO Bonds	5.625	12/01/2048	1,665,311
750,000 Potomac Farms Metropolitan District, Series
2007 A, Ref. GO Bonds	7.250	12/01/2037	750,293
78,000 Potomac Farms Metropolitan District, Series
2007 B, Ref. GO Bonds	7.625 [1]	12/01/2023	78,051
710,000 Powhaton Road Metropolitan District No. 2,
Series 2019 A, GO Bonds	5.625	12/01/2048	744,669
1,495,000 Public Authority for Colorado Energy, Series
2008 , RB	6.250	11/15/2028	1,909,833
5,000,000 Public Authority for Colorado Energy, Series
2008 , RB	6.500	11/15/2038	7,592,800
4,665,000 Rampart Range Metropolitan District No. 1,
Series 2017, Ref. RB	5.000	12/01/2042	5,560,867
1,500,000 Rampart Range Metropolitan District No. 1,
Series 2017, Ref. RB	5.000	12/01/2047	1,777,380
1,000,000 Sorrel Ranch Metropolitan District, Series
2006, GO Bonds[2,3]	6.750	12/15/2036	280,000
500,000 Tabernash Meadows Water & Sanitation
District, Series 2010, Ref. GO Bonds	7.125	12/01/2034	512,920
110,000 Tallyn's Reach Metropolitan District No. 3,
Series 2013, Ref. GO Bonds	5.000	12/01/2033	117,284
250,000 Tallyn's Reach Metropolitan District No. 3,
Series 2013, Ref. GO Bonds	5.125	11/01/2038	266,558
983,237 Woodmen Heights Metropolitan District No. 1,
Series 2012 A, Ref. GO Bonds	6.000	12/01/2041	999,814

7 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon		Maturity	Value
Colorado (Continued)
$5,227,406 Woodmen Heights Metropolitan District No. 1,
Series 2012 B, Ref. GO Bonds	7.300%[1]		12/15/2041	$4,519,563
				75,842,076

Connecticut—0.5%
6,125,000 Connecticut (State of) Health & Educational
Facilities Authority (Fairfield University), Series
2017 R, Ref. RB	4.000		07/01/2042	6,710,856
1,500,000 Connecticut (State of) Health & Educational
Facilities Authority (Nuvance Health), Series
2019 A, Ref. RB	4.000		07/01/2049	1,619,685
1,130,000 Connecticut (State of) Health and Education
Facilities Authority (Nuvance Health), Series
2019 A, RB	4.000		07/01/2041	1,233,960
500,000 Georgetown (City of), CT Special Taxing
District, Series 2006 A, GO Bonds[2,3]	5.125		10/01/2036	160,000
625,000 Hamden (Town of), CT, Series 2018 A, Ref. GO
Bonds	5.000		08/15/2030	758,475
11,088,986 Mashantucket Western Pequot Tribe, Series
2013 , RB2,8	6.050		07/01/2031	415,837
				10,898,813

Delaware—0.1%
2,696,000 Bridgeville (Town of), DE (Heritage Shores
Special Development District), Series 2005
A, RB	5.450		07/01/2035	2,696,998

District of Columbia—1.0%
1,810,000 District of Columbia (Center for Strategic &
International Studies, Inc. ), Series 2011, RB	6.375		03/01/2031	1,919,089
400,000 District of Columbia (Gallaudet University),
Series 2011, RB	5.500		04/01/2034	421,040
72,125,000 District of Columbia Tobacco Settlement
Financing Corp, Series 2006 B, RB	6.369	[5]	06/15/2046	7,660,396
1,565,000 District of Columbia Tobacco Settlement
Financing Corp. , Series 2001, RB	6.500		05/15/2033	1,784,538
4,385,000 District of Columbia Tobacco Settlement
Financing Corp. , Series 2001, RB	6.750		05/15/2040	4,528,609
45,000 District of Columbia, Series 2006 B-1, RB	5.000		02/01/2031	45,120
4,335,000 District of Columbia, Series 2019 A, RB4	4.000		03/01/2044	4,901,671
				21,260,463

Florida—5.6%
1,815,000 Amelia Concourse Community Development
District, Series 2007, RB2,3	5.750		05/01/2038	1,651,650
250,000 Arlington Ridge Community Development
District, Series 2006 A, RB	5.500		05/01/2036	248,555
16,295,000 Broward (County of), FL, Series 2019 A, RB4	4.000		10/01/2044	18,441,051
5,000,000 Canaveral Port Authority, Series 2018 B, RB	5.000		06/01/2048	5,973,400

8 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon	Maturity	Value
Florida (Continued)
$455,000 Capital Trust Agency Inc. (Advantage Academy
of Hillsborough), Series 2019 A, RB	5.000%	12/15/2049	$492,064
320,000 Capital Trust Agency Inc. (Advantage Academy
of Hillsborough), Series 2019 A, RB	5.000	12/15/2054	344,138
255,000 Capital Trust Agency Inc. (Florida Charter
Educational Foundation Inc. ), Series 2018
A, RB	5.375	06/15/2038	285,610
480,000 Capital Trust Agency Inc. (Florida Charter
Educational Foundation Inc. ), Series 2018
A, RB	5.375	06/15/2048	528,768
845,000 Cascades at Groveland Community
Development District, Series 2006, RB	5.300	05/01/2036	845,507
1,990,000 Chapel Creek Community Development
District, Series 2006 A, RB2,3	5.500	05/01/2038	1,791,000
825,942 Clearwater Cay Community Development
District, Series 2006 A, RB2,3	5.500	05/01/2037	470,787
2,280,000 Creekside Community Development District,
Series 2006, RB2,3	5.200	05/01/2038	1,026,000
5,000 CrossCreek Community Development District,
Series 2007 A, RB2	5.600	05/01/2039	4,756
10,000 East Homestead Community Development
District, Series 2011 B, RB	7.250	05/01/2021	10,357
350,000 East Homestead Community Development
District, Series 2013, RB	5.000	11/01/2033	366,674
65,000 Escambia (County of), FL Health Facilities
Authority (Florida Health Care Facility Loan
Veterans Health Administration Program),
Series 2000, RB	5.950	07/01/2020	66,795
805,000 Greater Lakes/Sawgrass Bay Community
Development District, Series 2006 A, RB	5.500	05/01/2038	753,649
16,000,000 Greater Orlando, FL Aviation Authority[6]	5.000	10/01/2032	16,490,960
195,000 Heritage Isles Community Development
District, Series 1999, RB2	7.100	10/01/2023	29,250
100,000 Highland Meadows Community Development
District, Series 2006 A, RB	5.500	05/01/2036	100,003
375,000 Indigo Community Development District, Series
2005 , RB2,3	5.750	05/01/2036	262,500
35,000 Jacksonville (City of), FL Health Facilities
Authority, Series 1997 B, RB	5.250	08/15/2027	37,461
190,000 Lake (County of), FL (Imagine South Lake
Charter School Program), Series 2019, RB	5.000	01/15/2054	204,565
772,795 Lake Ashton II Community Development
District, Series 2005 A, RB	5.375	05/01/2036	743,027
565,000 Lake Helen (City of), FL (Ivy Hawn Charter
School of the Arts), Series 2018 A, RB	5.500	07/15/2048	598,538
600,000 Lake Helen (City of), FL (Ivy Hawn Charter
School of the Arts), Series 2018 A, RB	5.750	07/15/2053	640,674
1,255,000 Lakeland (City of), FL (Florida Southern
College), Series 2012 A, Ref. RB	5.000	09/01/2029	1,354,283

9 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
Florida (Continued)
$1,000,000 Lakeland (City of), FL (Florida Southern
College), Series 2012 A, Ref. RB	5.000%	09/01/2037 $	1,066,590
3,000,000 Lakeland (City of), FL (Lakeland Regional
Health), Series 2015, RB	5.000	11/15/2040	3,381,030
4,000,000 Lee Memorial Health System, Series 2019 A-1,
Ref. RB	4.000	04/01/2037	4,443,040
1,380,000 Lucaya Community Development District,
Series 2005, RB	5.375	05/01/2035	1,380,980
1,775,000 Magnolia Creek Community Development
District, Series 2007 A, RB2,3	5.900	05/01/2039	319,500
95,000 Magnolia West Community Development
District, Series 2017, RB	5.350	05/01/2037	101,463
10,000,000 Martin (County of), FL (Florida Power & Light
Co. ), Series 2000, Ref. VRD PCR	1.230 [9]	07/15/2022	10,000,000
740,000 Miromar Lakes Community Development
District, Series 2012, Ref. RB	5.375	05/01/2032	768,475
1,480,000 Miromar Lakes Community Development
District, Series 2015, Ref. RB	5.000	05/01/2035	1,563,472
2,950,000 Monterey/Congress Community Development
District, Series 2005 A, RB	5.375	05/01/2036	2,955,487
335,000 Naturewalk Community Development District,
Series 2007 A, RB2,3	5.500	05/01/2038	264,650
395,000 Naturewalk Community Development District,
Series 2007 B, RB2,3	5.300	05/01/2016	312,050
3,000,000 Orlando (City of), FL Utilities Commission,
Series 2018 A, RB	5.000	10/01/2038	3,655,350
225,000 Orlando (City of), FL, Series 2008, RB	5.500	11/01/2038	225,677
450,000 Palace Coral Gables Community Development
District, Series 2011, RB	5.000	05/01/2032	490,576
1,000,000 Palace Coral Gables Community Development
District, Series 2011, RB	5.625	05/01/2042	1,103,470
510,000 Palm River Community Development District,
Series 2007 A, RB2,3	5.375	05/01/2036	255,000
460,000 Palm River Community Development District,
Series 2007 B, RB2,3	5.150	05/01/2013	230,000
1,140,634 Pine Ridge Plantation Community
Development District, Series 2006 A, RB	5.400	05/01/2037	1,041,958
750,000 Polk (County of), FL Industrial Development
Authority (Carpenter's Home Estates), Series
2019, Ref. IDR	5.000	01/01/2049	834,570
125,000 Portico Community Development District,
Series 2006, RB	5.450	05/01/2037	120,963
860,000 Reunion East Community Development
District, Series 2002 A-2, RB2,3	7.375	05/01/2033	9
810,000 Reunion East Community Development
District, Series 2005, RB2,3	5.800	05/01/2036	8
15,000 Ridgewood Trails Community Development
District, Series 2007 A, RB	5.650	05/01/2038	14,435
2,400,000 River Glen Community Development District,
Series 2006 A, RB2,3	5.450	05/01/2038	1,320,000

10 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
Florida (Continued)
$281,856 Santa Rosa (City of), FL Bay Bridge Authority,
Series 1996 C, RB	6.250%		07/01/2028	$282,552
4,535,000 Sarasota (County of), FL (School of Arts and
Sciences), Series 2010, RB	6.500		07/01/2040	4,591,370
3,085,000 Sarasota (County of), FL (School of Arts and
Sciences), Series 2010, RB	6.750		07/01/2030	3,131,059
1,645,000 South Bay Community Development District,
Series 2005 A, RB2,3	5.950		05/01/2036	16
1,965,000 South Bay Community Development District,
Series 2005 A-1, Ref. RB	5.950		05/01/2036	1,910,786
2,530,000 South Bay Community Development District,
Series 2005 A-2, Ref. RB2,3	6.600	[1]	05/01/2036	1,275,297
2,035,000 South Bay Community Development District,
Series 2005 B-1, Ref. RB	5.125		05/01/2020	2,034,593
935,000 South Bay Community Development District,
Series 2005 B-2, Ref. RB2,3	6.600	[1]	05/01/2025	470,829
400,000 St. Johns (County of), FL Industrial
Development Authority (Bayview), Series 2007
A, Ref. RB	5.250		10/01/2041	335,540
1,500,000 St. Johns (County of), FL Industrial
Development Authority (Presbyterian
Retirement Communities), Series 2010 A, RB	6.000		08/01/2045	1,547,145
5,000 Tern Bay Community Development District,
Series 2005 A, RB	5.375		05/01/2037	5,002
250,000 Villages of Avignon Community Development
District, Series 2007 A, RB2,3	5.400		05/01/2037	17,500
435,000 Villages of Avignon Community Development
District, Series 2007 B, RB2,3	5.300		05/01/2014	30,450
3,990,000 Vista Community Development District, Series
2006 A, RB	5.375		05/01/2037	3,990,958
2,030,747 Waterford Estates Community Development
District, Series 2006 A, RB2,3	5.500		05/01/2037	1,421,523
1,142,132 Waterford Estates Community Development
District, Series 2006 B, RB2,3	5.125		05/01/2013	799,492
16,000 Water's Edge Community Development
District, Series 2012 A-1, Ref. RB	5.350		05/01/2039	16,006
275,000 Water's Edge Community Development
District, Series 2012 A-2, Ref. RB	6.600	[1]	05/01/2039	276,337
146,452 Waterstone Community Development District,
Series 2007 A, RB3	0.000	[1]	05/01/2037	115,259
992,838 Waterstone Community Development District,
Series 2007 B, RB3	5.020	[5]	11/01/2028	587,214
280,718 Waterstone Community Development District,
Series 2007 B, RB2,3	5.500		05/01/2018	182,467
3,460,000 West Villages Improvement District, Series
2005 A-1, RB	5.750		05/01/2036	3,452,596
2,925,000 West Villages Improvement District, Series
2005 A-2, RB	5.750		05/01/2036	1,725,750
530,000 Westridge Community Development District,
Series 2005, RB2,3	5.800		05/01/2037	527,668

11 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon		Maturity	Value
Florida (Continued)
$250,000 Westside Community Development District,
Series 2005, RB2,3	5.650%		05/01/2037 $	117,500
770,000 Westside Community Development District,
Series 2019 2, RB2	5.650		05/01/2037	684,669
1,445,000 Wyld Palms Community Development District,
Series 2007 A, RB2,3	5.500		05/01/2038	346,800
2,250,000 Wyld Palms Community Development District,
Series 2007 B, RB2,3	5.400		05/01/2015	540,000
978,661 Zephyr Ridge Community Development
District, Series 2006 A, RB2,3	5.625		05/01/2037	822,075
444,846 Zephyr Ridge Community Development
District, Series 2006 B, RB2,3	5.250		05/01/2013	373,670
				121,222,898

Georgia—2.0%
565,000 Atlanta (City of), GA Urban Residential
Finance Authority (Trestletree Village
Apartments), Series 2013 A, RB	5.000		11/01/2048	589,950
9,895,000 Atlanta (City of), GA, Series 2019 A, RB	4.000		07/01/2049	11,077,353
1,055,000 Floyd (County of), GA Development Authority,
Series 2018 A, RB	5.750		12/01/2033	1,090,997
2,145,000 Floyd (County of), GA Development Authority,
Series 2018 A, RB	6.000		12/01/2038	2,221,534
5,280,000 Floyd (County of), GA Development Authority,
Series 2018 A, RB	6.250		12/01/2048	5,497,536
3,040,000 Floyd (County of), GA Development Authority,
Series 2018 A, RB	6.500		12/01/2053	3,191,453
3,000,000 Fulton (County of), GA Development Authority,
Series 2016 A, Ref. RB	5.000		07/01/2046	3,466,800
510,000 Georgia State Environmental Loan Acquisition
Corp. , Series 2011, RB	5.125		03/15/2031	510,000
10,770,000 Macon (City of), GA Water Authority, Series
2018 B, Ref. RB	1.140	[9]	10/01/2038	10,770,000
1,040,000 Main Street Natural Gas, Inc. , Series 2019
A, RB	5.000		05/15/2043	1,230,455
100,000 Monroe (County of), GA Development
Authority, Series 2012 1, RB	4.000	[9]	06/01/2042	100,046
880,000 Oconee (County of), GA Industrial
Development Authority, Series 2018 A-1, RB	6.125		12/01/2038	935,290
1,230,000 Oconee (County of), GA Industrial
Development Authority, Series 2018 A-1, RB	6.250		12/01/2048	1,305,510
1,030,000 Oconee (County of), GA Industrial
Development Authority, Series 2018 A-1, RB	6.375		12/01/2053	1,093,273
700,000 Oconee (County of), GA Industrial
Development Authority, Series 2018 A-2, RB	5.500	[9]	12/01/2053	721,721

12 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon	Maturity	Value
Georgia (Continued)
$520,000 Randolph (County of), GA, Series 2012 A, GO
Bonds	5.000%	04/01/2030 $	557,716
			44,359,634

Illinois—6.9%
2,500,000 Chicago (City of), IL (Chicago O'Hare
International Airport), Series 2015 B, Ref. RB	5.000	01/01/2034	2,873,300
3,000,000 Chicago (City of), IL (Chicago O'Hare
International Airport), Series 2016 B, Ref. RB	5.000	01/01/2041	3,474,180
915,000 Chicago (City of), IL Board of Education, Series
1998 B-1, GO Bonds	5.063 [5]	12/01/2024	812,630
1,405,000 Chicago (City of), IL Board of Education, Series
1999 A, GO Bonds	5.063 [5]	12/01/2024	1,247,809
4,300,000 Chicago (City of), IL Board of Education, Series
2016 , RB	6.000	04/01/2046	5,132,136
1,000,000 Chicago (City of), IL Board of Education, Series
2018 A, GO Bonds	5.000	12/01/2031	1,199,640
775,000 Chicago (City of), IL Board of Education, Series
2018 A, Ref. GO Bonds	5.000	12/01/2026	915,143
2,250,000 Chicago (City of), IL Board of Education, Series
2018 A, Ref. GO Bonds	5.000	12/01/2028	2,735,167
1,205,000 Chicago (City of), IL Board of Education, Series
2018 A, Ref. GO Bonds	5.000	12/01/2034	1,434,504
13,440,000 Chicago (City of), IL, Series 2007 A, Ref. GO
Bonds	5.000	01/01/2029	13,482,605
6,000,000 Chicago (City of), IL, Series 2012, RB	4.000	01/01/2042	6,165,180
2,400,000 Cook County Community School District No.
147, Series 2004 A, Ref. GO Bonds	7.125	06/01/2024	2,681,928
949,000 Cortland (Town of), IL (Sheaffer System), Series
2006 , RB2,3	5.500	03/01/2017	189,800
320,000 Du Page (County of), IL Special Service Area
No. 31, Series 2006, RB	5.625	03/01/2036	320,829
689,781 Gilberts (Village of), IL Special Service Area No.
24 (The Conservancy) , Series 2014 A, RB	5.375	03/01/2034	689,843
2,000,000 Gilberts (Village of), IL, Series 2014, Ref. RB	5.000	03/01/2035	2,226,540
2,225,000 Harvey (City of), IL, Series 2007 A, Ref. GO
Bonds[2]	5.500	12/01/2027	1,379,500
1,000,000 Harvey (City of), IL, Series 2007 A, Ref. GO
Bonds[2]	5.625	12/01/2032	620,000
3,680,000 Harvey (City of), IL, Series 2008, RB	6.875	08/01/2028	3,681,030
18,000,000 IL Regional Transportation Authority[6]	4.000	06/01/2043	19,599,750
1,010,000 Illinois (State of) Finance Authority, Series
2006 A, RB	5.000	04/01/2026	1,010,667
9,660,000 Illinois (State of) Finance Authority, Series
2006 A, RB	5.000	04/01/2031	9,688,400
1,235,000 Illinois (State of) Finance Authority, Series
2006 A, RB	5.000	04/01/2036	1,238,581
500,000 Illinois (State of) Finance Authority, Series
2012 A, RB	5.750	10/01/2032	537,930

13 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
Illinois (Continued)
$450,000 Illinois (State of) Finance Authority, Series
2012 A, RB	6.000%	10/01/2048 $	482,238
250,000 Illinois (State of) Metropolitan Pier &
Exposition Authority (McCormick Place
Expansion), Series 2010, RB	5.500	06/15/2050	253,290
1,365,000 Illinois (State of) Regional Transportation
Authority, Series 2018 B, RB	4.000	06/01/2043	1,487,659
2,000,000 Illinois (State of) Sports Facilities Authority,
Series 2014, Ref. RB	5.250	06/15/2032	2,247,960
405,000 Illinois (State of) Sports Facilities Authority,
Series 2019, RB	5.000	06/15/2028	483,817
455,000 Illinois (State of) Sports Facilities Authority,
Series 2019, RB	5.000	06/15/2029	549,808
245,000 Illinois (State of) Sports Facilities Authority,
Series 2019, RB	5.000	06/15/2030	295,338
2,000,000 Illinois (State of), Series 2014, GO Bonds	5.000	04/01/2025	2,204,460
1,525,000 Illinois (State of), Series 2014, GO Bonds	5.000	02/01/2039	1,640,656
5,000,000 Illinois (State of), Series 2016, GO Bonds	4.000	06/01/2041	5,341,700
6,500,000 Illinois (State of), Series 2018 A, Ref. GO Bonds	5.000	10/01/2029	7,552,285
3,360,000 Illinois (State of), Series 2018 A, Ref. GO Bonds	5.000	10/01/2033	3,848,611
3,000,000 Illinois (State of), Series 2018 B, Ref. GO Bonds	5.000	10/01/2028	3,503,340
5,000,000 Illinois (State of), Series 2018 B, Ref. GO Bonds	5.000	10/01/2029	5,809,450
3,000,000 Illinois (State of), Series 2018 B, Ref. GO Bonds	5.000	10/01/2030	3,467,580
895,000 Jefferson County Township High School District
No. 201, Series 2012 A, GO Bonds	6.500	12/30/2027	1,154,792
955,000 Jefferson County Township High School District
No. 201, Series 2012 A, GO Bonds	6.500	12/30/2028	1,256,646
1,160,000 Jefferson County Township High School District
No. 201, Series 2012 A, GO Bonds	6.500	12/30/2031	1,604,280
3,568,000 Lakemoor (Village of), IL, Series 2006, Ref. RB	5.000	03/01/2027	3,574,208
2,301,000 Lincolnshire (Village of), IL, Series 2004, RB	6.250	03/01/2034	2,304,958
480,000 Markham (City of), IL, Series 2008 B, GO
Bonds	5.750	02/01/2028	459,994
910,000 Metropolitan Pier & Exposition Authority,
Series 1998 A, RB	5.500	12/15/2023	982,372
1,050,000 Northern Illinois Municipal Power Agency,
Series 2016 A, Ref. RB	4.000	12/01/2041	1,122,177
554,000 Plano (City of), IL Special Service Area No. 5,
Series 2006, RB2,3	6.000	03/01/2036	393,340
5,000,000 Sales Tax Securitization Corp. , Series 2018 C,
Ref. RB	5.250	01/01/2048	5,949,350
500,000 Southwestern Illinois Development Authority
(Eden Retirement Center, Inc. ), Series 2006, RB	5.850	12/01/2036	485,345
890,000 Southwestern Illinois Development Authority,
Series 2006, RB	5.625	11/01/2026	803,732
3,140,000 Southwestern Illinois Development Authority,
Series 2008 A, Ref. RB3	7.000	10/01/2022	1,821,200
1,155,000 Stephenson County School District No. 145,
Series 2018 A, Ref. GO Bonds	5.000	02/01/2032	1,405,543

14 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

	Principal Amount	Coupon	Maturity	Value
	Illinois (Continued)
	$850,000 Stephenson County School District No. 145,
	Series 2018 A, Ref. GO Bonds	5.000%	02/01/2033 $	1,029,359
	750,000 Stephenson County School District No. 145,
	Series 2018 A, Ref. GO Bonds	5.000	02/01/2034	907,725
	1,848,000 Yorkville (United City of), IL, Series 2013, Ref.
	RB	5.000	03/01/2033	1,873,798
				149,634,103

	Indiana—1.6%
	3,575,000 Columbus (City of), IN, Series 2019, RB	5.625	05/01/2039	3,708,312
	2,885,000 Indiana (State of) Finance Authority, Series
	2011 , RB	5.250	09/15/2025	3,089,431
	4,250,000 Indiana (State of) Finance Authority, Series
	2011 , RB	6.375	09/15/2041	4,634,413
	4,750,000 Indiana (State of) Finance Authority, Series
	2011 , RB	6.500	09/15/2030	5,189,232
	1,620,000 Indiana (State of) Finance Authority, Series
	2016 A, RB	5.500	04/01/2026	1,890,216
	7,500,000 Indiana (State of) Municipal Power Agency,
	Series 2016 A, Ref. RB	5.000	01/01/2037	8,881,125
	2,025,000 Indianapolis (City of), IN, Series 2009 A, RB	7.000	02/01/2039	2,028,665
	900,000 Indianapolis (City of), IN, Series 2010 A, RB	5.750	07/01/2030	920,772
	3,860,000 Indianapolis (City of), IN, Series 2010 A, RB	6.000	07/01/2040	3,958,584
				34,300,750

Iowa	—0.2%
	255,000 Iowa (State of) Finance Authority, Series 2007
	B, RB	5.375	06/01/2025	254,985
	400,000 Iowa (State of) Finance Authority, Series 2007,
	RB2,3	5.900	12/01/2028	20,000
	1,685,000 Iowa (State of) Finance Authority, Series 2012,
	RB	5.000	08/15/2028	1,816,767
	1,300,000 Iowa (State of) Finance Authority, Series 2018
	B, Ref. RB	5.000	02/15/2048	1,537,068
	1,000,000 Xenia (City of), IA Rural Water District, Series
	2016, Ref. RB	5.000	12/01/2036	1,148,880
				4,777,700

	Kansas—0.1%
	1,355,000 Pittsburg (City of), KS, Series 2006, RB	4.900	04/01/2024	1,252,765

	Kentucky—2.4%
	5,480,000 Kentucky (State of) Municipal Power Agency,
	Series 2016 A, Ref. RB	5.000	09/01/2032	6,448,097
	11,525,000 Kentucky (State of) Municipal Power Agency,
	Series 2016 A, Ref. RB	5.000	09/01/2033	13,512,486
	5,000,000 Kentucky (State of) Municipal Power Agency,
	Series 2016 A, Ref. RB	5.000	09/01/2034	5,841,400
	2,500,000 Kentucky (State of) Property & Building
	Commission (Project No. 115), Series 2017, RB	5.000	04/01/2037	2,928,525

15 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
Kentucky (Continued)
$2,500,000 Kentucky (State of) Property & Building
Commission (Project No. 115), Series 2017, RB	5.000%	04/01/2038 $	2,940,225
1,500,000 Kentucky (State of) Property & Building
Commission (Project No. 119), Series 2018, RB	5.000	05/01/2035	1,792,095
1,170,000 Kentucky (State of) Property & Building
Commission (Project No. 119), Series 2018, RB	5.000	05/01/2036	1,394,219
4,605,000 Kentucky (State of) Property & Building
Commission (Project No. 119), Series 2018, RB	5.000	05/01/2037	5,471,016
10,000,000 Louisville (City of) & Jefferson (County of), KY
Metropolitan Government (Norton Healthcare,
Inc. ), Series 2013 A, RB	5.750	10/01/2042	11,295,500
80,000 Owen (County of), KY, Series 2009 A, RB	6.250	06/01/2039	80,080
15,000 Springfield (City of), KY, Series 2004, Ref. RB2,3	5.750	10/01/2035	150
			51,703,793

Louisiana—1.7%
6,763 Denham Springs (City of) & Livingston (Parish
of), LA Housing & Mortgage Finance Authority,
Series 2007, RB	5.000	11/01/2040	6,799
2,500,000 Louisiana (State of) Public Facilities Authority,
Series 2015, Ref. RB	5.000	06/01/2042	2,861,950
1,300,000 Louisiana (State of) Public Facilities Authority,
Series 2017, RB	5.000	07/01/2057	1,476,423
395,000 Louisiana (State of) Public Facilities Authority,
Series 2017, Ref. RB	5.000	07/01/2032	456,806
300,000 Louisiana (State of) Public Facilities Authority,
Series 2017, Ref. RB	5.000	07/01/2033	344,631
345,000 Louisiana (State of) Public Facilities Authority,
Series 2017, Ref. RB	5.000	07/01/2037	391,578
7,500,000 Louisiana (State of) Public Facilities Authority,
Series 2017, Ref. RB	5.000	05/15/2042	8,652,675
50,000 Louisiana (State of) Stadium & Exposition
District, Series 2013 A, Ref. RB	5.000	07/01/2028	55,887
8,280,000 Louisiana Housing Corp. , Series 2009 A, RB	6.875	09/01/2029	8,098,254
5,000,000 Louisiana Housing Corp. , Series 2009 A, RB	7.250	09/01/2039	4,836,550
950,000 Louisiana State Citizens Property Insurance
Corp. , Series 2012, Ref. RB	5.000	06/01/2024	1,040,174
635,000 Louisiana State Citizens Property Insurance
Corp. , Series 2012, Ref. RB	5.000	06/01/2024	695,274
4,035,000 Louisiana State University & Agricultural &
Mechanical College, Series 2016 A, Ref. RB	5.000	07/01/2040	4,699,040
700,000 New Orleans (City of), LA Aviation Board
(Parking Facilities Corp. Consolitdated Garage
System), Series 2018 A, RB	5.000	10/01/2043	835,247

16 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
Louisiana (Continued)
$1,280,000 New Orleans (City of), LA Aviation Board
(Parking Facilities Corp. Consolitdated Garage
System), Series 2018 A, RB	5.000%		10/01/2048	$1,519,462
				35,970,750

Maine—0.3%
2,000,000 Maine (State of) Health & Higher Educational
Facilities Authority (Maine General Medical
Center), Series 2011, RB	6.750		07/01/2036	2,141,960
5,000,000 Maine (State of) Health & Higher Educational
Facilities Authority (Maine General Medical
Center), Series 2011, RB	7.500		07/01/2032	5,433,700
				7,575,660

Maryland—0.5%
1,500,000 Gaithersburg (City of), MD, Series 2018 A,
Ref. RB	5.000		01/01/2036	1,692,945
10,000 Maryland (State of) Health & Higher
Educational Facilities Authority, Series 1996,
RB	5.375		07/01/2020	10,028
5,000 Maryland (State of) Health & Higher
Educational Facilities Authority, Series 2001,
RB	5.000		07/01/2034	5,050
15,000 Maryland (State of) Health & Higher
Educational Facilities Authority, Series 2004,
RB	5.000		07/01/2034	15,151
10,000 Maryland (State of) Health & Higher
Educational Facilities Authority, Series 2007,
Ref. RB	4.750		07/01/2034	10,015
400,000 Maryland (State of) Health & Higher
Educational Facilities Authority, Series 2016,
Ref. RB	5.000		06/01/2036	466,220
1,000,000 Maryland Economic Development Corp. , Series
2012, Ref. RB	5.000		07/01/2034	1,043,240
4,530,000 Maryland Economic Development Corp. , Series
2016, Ref. RB	5.000		06/01/2035	5,341,912
1,653,000 Prince George's (County of), MD, Series 2005,
RB	5.250		07/01/2035	1,656,587
				10,241,148

Massachusetts—1.3%
20,000,000 MA GO6	5.000		12/01/2035	24,177,400
461,488 Massachusetts (State of) Development Finance
Agency, Series 2011 B, RB	0.655	[5]	11/15/2056	131,399
750,000 Massachusetts (State of) Development Finance
Agency, Series 2011, RB	5.500		07/01/2026	785,655
25,000 Massachusetts (State of) Development Finance
Agency, Series 2011, RB	6.000		07/01/2031	26,246

17 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon		Maturity	Value
Massachusetts (Continued)
$2,000,000 Massachusetts (State of) Development Finance
Agency, Series 2016 I, Ref. RB	5.000%		07/01/2036 $	2,337,300
				27,458,000

Michigan—3.8%
150,000 Detroit (City of), MI Downtown Development
Authority, Series 2018 A, Ref. RB	5.000		07/01/2043	166,494
1,350,000 Detroit (City of), MI Downtown Development
Authority, Series 2018 A, Ref. RB	5.000		07/01/2048	1,495,786
2,155,000 Detroit (City of), MI Water and Sewerage
Department, Series 2012 A, Ref. RB	5.000		07/01/2032	2,324,943
60,000 Detroit (City of), MI, Series 2003 B, RB	7.500		07/01/2033	60,266
1,000,000 Detroit (City of), MI, Series 2011 A, RB	5.000		07/01/2036	1,048,120
1,100,000 Detroit City School District, Series 2012 A, Ref.
GO Bonds	5.000		05/01/2028	1,187,296
680,000 Detroit City School District, Series 2012 A, Ref.
GO Bonds	5.000		05/01/2031	733,693
315,000 Grand Traverse Academy, Series 2007, Ref. RB	5.000		11/01/2022	315,186
1,000,000 Michigan (State of) Finance Authority (Detroit
Water & Sewerage Department), Series 2014
C-6, Ref. RB	5.000		07/01/2033	1,138,270
2,450,000 Michigan (State of) Finance Authority (Detroit
Water & Sewerage Department), Series 2014
D-4, Ref. RB	5.000		07/01/2032	2,798,512
1,000,000 Michigan (State of) Finance Authority (Detroit
Water & Sewerage Department), Series 2014
D-4, Ref. RB	5.000		07/01/2034	1,136,370
6,300,000 Michigan (State of) Finance Authority (Henry
Ford Health System), Series 2016, Ref. RB	5.000		11/15/2041	7,419,762
1,155,000 Michigan (State of) Finance Authority, Series
2005 A, RB	6.000		12/01/2035	1,155,450
623,000,000 Michigan (State of) Finance Authority, Series
2008 C, RB	10.197	[5]	06/01/2058	21,337,750
600,000 Michigan (State of) Finance Authority, Series
2010 A, RB	5.900		12/01/2030	604,536
1,000,000 Michigan (State of) Finance Authority, Series
2014 D-6, Ref. RB	5.000		07/01/2025	1,158,000
895,000 Michigan (State of) Finance Authority, Series
2014 D-6, Ref. RB	5.000		07/01/2026	1,034,002
930,000 Michigan (State of) Finance Authority, Series
2014 D-6, Ref. RB	5.000		07/01/2027	1,071,500
6,000,000 Michigan (State of) Finance Authority, Series
2014, Ref. RB	6.750		07/01/2044	6,306,960
2,200,000 Michigan (State of) Finance Authority, Series
2015 C, RB	5.000		07/01/2034	2,547,050
635,000 Michigan (State of) Finance Authority, Series
2018, Ref. RB	5.750		11/01/2040	680,193
7,181,275 Michigan (State of) Strategic Fund, Series
2007 , RB	5.850		08/31/2027	7,185,943

18 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon	Maturity	Value
Michigan (Continued)
$1,611,250 Michigan (State of) Strategic Fund, Series
2008 , RB	7.875%	08/31/2028 $	1,613,812
1,180,000 Michigan State University Board of Trustees,
Series 2019 B, RB	5.000	02/15/2044	1,441,665
1,650,000 Michigan State University, Series 2019 B, RB	5.000	02/15/2048	2,006,285
400,000 Plymouth Educational Center Charter School,
Series 2005, Ref. RB	5.375	11/01/2030	280,404
1,325,000 Plymouth Educational Center Charter School,
Series 2005, Ref. RB	5.625	11/01/2035	846,185
500,000 Renaissance Public School Academy, Series
2012 A, RB	6.000	05/01/2037	512,455
600,000 Walled Lake Consolidated School District,
Series 2019, GO Bonds	4.000	05/01/2039	676,512
1,220,000 Walled Lake Consolidated School District,
Series 2019, GO Bonds	4.000	05/01/2040	1,367,718
2,485,000 Walled Lake Consolidated School District,
Series 2019, GO Bonds	4.000	05/01/2041	2,774,279
3,270,000 Walled Lake Consolidated School District,
Series 2019, GO Bonds	5.000	05/01/2044	4,015,200
3,270,000 Walled Lake Consolidated School District,
Series 2019, GO Bonds	5.000	05/01/2049	3,991,199
			82,431,796

Minnesota—0.3%
245,000 Apple Valley (City of), MN, Series 2016 A, RB	4.500	01/01/2052	246,391
1,050,000 Bethel (City of), MN, Series 2018 A, Ref. RB	5.500	12/01/2048	1,103,298
2,300,000 Duluth (City of), MN Economic Development
Authority, Series 2018 A, Ref. RB	5.000	02/15/2043	2,741,439
900,000 Minnesota (State of) Higher Education
Facilities Authority, Series 2017, Ref. RB	5.000	10/01/2047	1,008,045
812,000 Mound (City of), MN Housing &
Redevelopment Authority, Series 2006, Ref. RB	5.000	02/15/2027	812,861
680,000 St. Paul (City of), MN (Presbyterian Homes
Bloomington), Series 2017, Ref. RB	5.000	09/01/2042	743,791
			6,655,825

Mississippi—0.6%
565,000 Meridian (City of), MS, Series 2009, RB	8.750	12/01/2024	565,000
10,000,000 Mississippi (State of) Development Bank,
Series 2016, RB	5.000	12/01/2046	11,668,300
			12,233,300

Missouri—1.2%
14,360,000 370/Missouri Bottom Road/Taussig Road
Transportation Development District
(Hazelwood), Series 2002, RB2,3	7.200	05/01/2033	4,882,400
160,000 Branson (City of), MO Industrial Development
Authority, Series 2005 A, RB3	7.050	05/01/2027	116,384
830,000 Branson (City of), MO Industrial Development
Authority, Series 2007 A, RB	5.750	05/01/2026	607,925

19 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
Missouri (Continued)
$675,000 Broadway-Fairview Transportation
Development District, Series 2006 A, RB3,7	5.875%	12/01/2031 $	438,750
180,000 Chillicothe (City of), MO (South U. S. 65), Series
2006 , RB3	5.500	04/01/2021	165,834
400,000 Chillicothe (City of), MO, Series 2006, RB	5.625	04/01/2027	341,576
580,000 Columbia (City of), MO Housing Authority,
Series 2015, RB	5.000	12/15/2040	598,415
1,330,000 Columbia (City of), MO Housing Authority,
Series 2015, RB	5.125	12/15/2050	1,369,940
355,000 Grindstone Plaza Transportation Development
District, Series 2006 A, RB	5.500	10/01/2031	346,572
5,525,000 Hollister (City of), MO, Series 2019, RB	5.625	10/01/2039	5,867,274
295,000 Kansas City (City of), MO Industrial
Development Authority (Ward Parkway Center
Community Improvement District), Series 2016
A, Ref. RB	5.000	04/01/2046	305,160
140,000 Lee's Summit (City of), MO Industrial
Development Authority, Series 2007, RB2	5.500	03/01/2021	89,600
250,000 Lee's Summit (City of), MO Industrial
Development Authority, Series 2007, RB2	5.750	03/01/2029	160,000
2,100,000 Maplewood (City of), MO (Maplewood South
Redevelopment Area), Series 2005, Ref. RB	5.750	11/01/2026	2,100,126
76,000 Northwoods Transportation Development
District, Series 2006 A, RB	5.850	02/01/2031	74,531
373,000 St Louis (County of), MO, Series 2007 A, RB3	5.500	09/02/2028	167,850
1,025,000 St. Charles (County of), MO Industrial
Development Authority, Series 2016, RB	5.000	10/01/2046	1,052,009
3,250,000 St. Louis (City of), MO Land Clearance for
Redevelopment Authority, Series 2018 A, RB	5.000	04/01/2048	3,789,630
481,000 St. Louis (City of), MO, Series 2006 A, RB3,7	6.000	08/04/2025	96,200
661,018 St. Louis (City of), MO, Series 2007, RB3	5.500	05/29/2028	270,257
1,879,000 St. Louis (County of), MO, Series 2006, RB3	5.500	03/09/2027	770,390
545,000 St. Louis (County of), MO, Series 2006, RB3,7	6.000	08/21/2026	136,250
846,000 St. Louis (County of), MO, Series 2006, RB3,7	6.000	08/21/2026	279,180
758,000 St. Louis (County of), MO, Series 2007 A, RB3	5.500	01/20/2028	379,000
466,000 St. Louis (County of), MO, Series 2007 B, RB3,7	5.500	01/20/2028	111,840
3,255,000 St. Louis (County of), MO, Series 2008 A, RB3	6.600	01/21/2028	1,464,750
1,080,000 St. Louis (County of), MO, Series 2008, RB3,7	6.690	04/21/2029	183,600
620,000 Stone Canyon Community Improvement
District, Series 2007, RB2,3	5.700	04/01/2022	161,200
320,000 Stone Canyon Community Improvement
District, Series 2007, RB2,3	5.750	04/01/2027	83,200
			26,409,843

Montana—0.0%
11,710,000 Hardin (City of), MT, Series 2006, RB3,7	6.250 [1]	09/01/2031	819,700

Nebraska—0.7%
9,510,000 Central Plains Energy Project (No. 3), Series
2012 , RB	5.250	09/01/2037	10,365,710

20 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
Nebraska (Continued)
$4,000,000 Central Plains Energy Project (No. 3), Series
2017 A, Ref. RB	5.000%		09/01/2037 $	5,327,840
130,000 Lancaster (County of), NE Hospital Authority
No. 1, Series 2010, RB	5.625		01/01/2040	130,450
				15,824,000

Nevada—0.5%
2,500,000 Clark (County of), NV (Stadium Improvement
Bonds), Series 2018 A, GO Bonds	5.000		05/01/2048	3,016,775
320,000 Clark (County of), NV, Series 2007 A, RB	5.000		02/01/2026	321,085
255,000 Clark (County of), NV, Series 2007 A, RB	5.050		02/01/2031	255,811
5,280,000 Clark County School District, Series 2018 B,
GO Bonds	5.000		06/15/2036	6,452,371
				10,046,042

New Hampshire—0.1%
305,000 Manchester Housing & Redevelopment
Authority Inc. , Series 2000 B, RB	5.647	[5]	01/01/2029	215,937
410,000 New Hampshire (State of) Business Finance
Authority, Series 2019 A, RB	5.250		07/01/2039	446,326
230,000 New Hampshire (State of) Business Finance
Authority, Series 2019 A, RB	5.625		07/01/2046	252,825
570,000 New Hampshire (State of) Business Finance
Authority, Series 2019 A, RB	5.750		07/01/2054	627,673
1,500,000 New Hampshire (State of) Health & Education
Facilities Authority (Southern New Hampshire
University), Series 2012, RB	5.000		01/01/2027	1,606,050
				3,148,811

New Jersey—7.8%
250,000 Atlantic City (City of), NJ, Series 2017 A, Ref.
GO Bonds	5.000		03/01/2032	297,225
500,000 Atlantic City (City of), NJ, Series 2017 A, Ref.
GO Bonds	5.000		03/01/2037	587,150
3,510,000 Atlantic City (City of), NJ, Series 2017 B, GO
Bonds	4.000		03/01/2042	3,798,031
2,000,000 Casino Reinvestment Development Authority,
Series 2014, Ref. RB	5.000		11/01/2030	2,233,160
2,000,000 Casino Reinvestment Development Authority,
Series 2014, Ref. RB	5.000		11/01/2032	2,228,040
1,015,000 New Jersey (State of) Economic Development
Authority (Newark Downtown District
Management Corp. ), Series 2019, Ref. RB	5.125		06/15/2037	1,214,011
3,000,000 New Jersey (State of) Economic Development
Authority, Series 2016 AAA, RB	5.000		06/15/2041	3,391,740
500,000 New Jersey (State of) Economic Development
Authority, Series 2017 A, RB	5.000		07/01/2032	565,295
200,000 New Jersey (State of) Economic Development
Authority, Series 2017 A, RB	5.000		07/01/2047	220,134

21 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
New Jersey (Continued)
$1,930,000 New Jersey (State of) Economic Development
Authority, Series 2017 DDD, RB	5.000%	06/15/2028 $	2,278,616
3,500,000 New Jersey (State of) Economic Development
Authority, Series 2017 DDD, RB	5.000	06/15/2029	4,100,880
1,000,000 New Jersey (State of) Economic Development
Authority, Series 2017, Ref. RB	5.000	06/01/2037	1,178,830
3,500,000 New Jersey (State of) Economic Development
Authority, Series 2018 A, RB	5.000	06/15/2042	3,940,545
735,000 New Jersey (State of) Economic Development
Authority, Series 2018 A, RB	5.000	06/15/2047	823,759
220,000 New Jersey (State of) Economic Development
Authority, Series 2018 A, RB	6.500	11/01/2052	251,997
4,855,000 New Jersey (State of) Economic Development
Authority, Series 2018 C, RB	5.000	06/15/2031	5,671,757
3,000,000 New Jersey (State of) Economic Development
Authority, Series 2019, RB	4.000	06/15/2044	3,132,180
2,100,000 New Jersey (State of) Health Care Facilities
Financing Authority, Series 2015 A, RB	5.000	07/01/2029	2,426,172
11,570,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2004 A, RB	5.750	06/15/2024	13,578,899
5,975,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2005 B, RB	5.500	12/15/2021	6,463,098
5,015,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2009 D, RB	5.000	06/15/2032	5,642,226
4,555,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2011 A, RB	6.000	06/15/2035	4,828,664
6,000,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2016, RN	5.000	06/15/2030	6,990,300
880,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2018 A, Ref. RB	5.000	06/15/2031	1,022,190
6,660,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2018 A, Ref. RN	5.000	06/15/2029	7,794,864
945,000 New Jersey (State of) Transportation Trust Fund
Authority, Series 2018 A, Ref. RN	5.000	06/15/2030	1,100,972
7,000,000 New Jersey (State of) Turnpike Authority, Series
2015 E, RB	5.000	01/01/2034	8,118,810
3,000,000 New Jersey (State of) Turnpike Authority, Series
2019 A, RB	5.000	01/01/2048	3,632,460
3,500,000 Tobacco Settlement Financing Corp. , Series
2018 A, Ref. RB	5.000	06/01/2028	4,313,435
4,500,000 Tobacco Settlement Financing Corp. , Series
2018 A, Ref. RB	5.000	06/01/2029	5,516,325
5,000,000 Tobacco Settlement Financing Corp. , Series
2018 A, Ref. RB	5.000	06/01/2030	6,090,500
7,100,000 Tobacco Settlement Financing Corp. , Series
2018 A, Ref. RB	5.000	06/01/2031	8,598,171
13,000,000 Tobacco Settlement Financing Corp. , Series
2018 A, Ref. RB	5.000	06/01/2034	15,525,250
4,000,000 Tobacco Settlement Financing Corp. , Series
2018 A, Ref. RB	5.000	06/01/2035	4,761,720

22 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
New Jersey (Continued)
$3,000,000 Tobacco Settlement Financing Corp. , Series
2018 A, Ref. RB	5.000%		06/01/2037 $	3,545,520
6,000,000 Tobacco Settlement Financing Corp. , Series
2018 A, Ref. RB	5.000		06/01/2046	6,816,780
13,700,000 Tobacco Settlement Financing Corp. , Series
2018 B, Ref. RB	5.000		06/01/2046	15,146,994
				167,826,700

New Mexico—0.1%
230,000 Boulders Public Improvement District, Series
2015 , RB	5.750		10/01/2044	238,492
1,925,000 Trails Public Improvement District, Series 2008,
RB	7.750		10/01/2038	1,926,809
				2,165,301

New York—9.9%
3,250,000 Brooklyn Arena Local Development Corp.
(Barclays Center), Series 2016 A, Ref. RB	5.000		07/15/2042	3,696,712
8,500,000 Hudson Yards, NY Infrastructure Corp.[6]	5.000		02/15/2037	10,241,140
7,500,000 Hudson Yards, NY Infrastructure Corp.[6]	5.000		02/15/2039	8,991,038
3,500,000 Metropolitan Transportation Authority (Climate
Bond Certified), Series 2017 A-1, RB	5.250		11/15/2057	4,169,130
10,500,000 Metropolitan Transportation Authority, Series
2015 C-1, Ref. RB	5.000		11/15/2035	12,241,425
14,375,000 Metropolitan Transportation Authority, Series
2016 A1, RB	5.250		11/15/2056	16,904,281
5,000,000 Metropolitan Transportation Authority, Series
2016 C-1, RB	5.250		11/15/2056	5,935,650
3,560,000 MTA Hudson Rail Yards Trust Obligations,
Series 2016 A, RB	5.000		11/15/2046	3,565,910
13,150,000 MTA Hudson Rail Yards Trust Obligations,
Series 2016 A, RB	5.000		11/15/2056	14,594,002
10,000,000 New York & New Jersey (States of) Port
Authority, Series 2016 198, Ref. RB	5.250		11/15/2056	12,020,600
10,000,000 New York & New Jersey (States of) Port
Authority, Series 2019 217, RB4	4.000		11/01/2049	11,311,100
7,800,000 New York (City of), NY Municipal Water
Finance Authority, Series 2014 AA-6, VRD RB	1.180	[9]	06/15/2048	7,800,000
10,000,000 New York (City of), NY Municipal Water
Finance Authority, Series 2015 GG, Ref. RB	5.000		06/15/2039	11,726,000
10,000,000 New York (City of), NY Transitional Finance
Authority, Series 2010 G-5, VRD RB	1.200	[9]	05/01/2034	10,000,000
14,000,000 New York (City of), NY Transitional Finance
Authority, Series 2018 S-3, RB	5.000		07/15/2043	16,967,160
10,065,000 New York (City of), NY, Series 2018 E-1, GO
Bonds	5.000		03/01/2040	12,204,718
10,000,000 New York (State of) Dormitory Authority, Series
2015 B, RB	5.000		03/15/2033	11,829,200
2,650,000 New York (State of) Dormitory Authority, Series
2015 B, Ref. RB	5.000		07/01/2028	3,155,329

23 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
New York (Continued)
$5,000,000 New York (State of) Dormitory Authority, Series
2016 A, RB	5.000%	03/15/2035 $	6,020,250
10,000,000 New York (State of) Dormitory Authority, Series
2019 A, Ref. RB	5.000	03/15/2047	12,192,200
65,000 New York Counties Tobacco Trust II, Series
2001 , RB	5.750	06/01/2043	65,944
285,000 New York Counties Tobacco Trust VI, Series
2016 A-1, Ref. RB	5.750	06/01/2043	342,405
6,075,000 New York Liberty Development Corp.
(Goldman Sachs Headquarters), Series 2005,
Ref. RB	5.250	10/01/2035	8,274,089
1,950,000 TSASC, Inc. , Series 2016 B, Ref. RB	5.000	06/01/2045	1,941,089
5,000,000 TSASC, Inc. , Series 2016 B, Ref. RB	5.000	06/01/2048	4,962,450
2,455,000 TSASC, Inc. , Series 2017 A, Ref. RB	5.000	06/01/2036	2,879,985
			214,031,807

North Carolina—0.3%
5,000,000 North Carolina (State of) Turnpike Authority,
Series 2018, Ref. RB	5.000	01/01/2038	6,114,150

Ohio—4.5%
2,410,000 Buckeye Tobacco Settlement Financing
Authority, Series 2007 A-2, RB	5.375	06/01/2024	2,415,181
3,820,000 Buckeye Tobacco Settlement Financing
Authority, Series 2007 A-2, RB	5.750	06/01/2034	3,826,609
5,360,000 Buckeye Tobacco Settlement Financing
Authority, Series 2007 A-2, RB	5.875	06/01/2030	5,386,854
5,550,000 Buckeye Tobacco Settlement Financing
Authority, Series 2007 A-2, RB	5.875	06/01/2047	5,578,582
10,100,000 Buckeye Tobacco Settlement Financing
Authority, Series 2007 A-2, RB	6.500	06/01/2047	10,296,041
538,100,000 Buckeye Tobacco Settlement Financing
Authority, Series 2007 B, RB	7.247 [5]	06/01/2047	31,930,854
230,500,000 Buckeye Tobacco Settlement Financing
Authority, Series 2007 C, RB	7.575 [5]	06/01/2052	10,040,580
3,445,000 Cleveland (City of) & Cuyahoga (County of),
OH Port Authority, Series 2010, RB	6.000	11/15/2035	3,596,339
2,475,000 Cuyahoga (County of), OH (Metrohealth
System), Series 2017, Ref. RB	5.500	02/15/2052	2,874,366
1,050,000 Cuyahoga (County of), OH (Metrohealth
System), Series 2017, Ref. RB	5.500	02/15/2057	1,215,743
1,235,000 Greater Cincinnati (Port of), OH Development
Authority, Series 2004, RB	6.300	02/15/2024	1,222,341
5,860,000 Greater Cincinnati (Port of), OH Development
Authority, Series 2004, RB	6.400	02/15/2034	5,710,277
1,000,000 Greene (County of), OH, Series 2002 A, RB	5.500	09/01/2027	1,000,360
255,000 Greene (County of), OH, Series 2002 A, RB	5.625	09/01/2032	255,084
460,000 Jeffrey Place New Community Authority, Series
2007 A, RB	5.000	12/01/2022	460,538

24 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon	Maturity	Value
Ohio (Continued)
$1,000,000 Ohio (State of) Air Quality Development
Authority (Columbus Southern Power Co. ),
Series 2009 B, Ref. RB	5.800%	12/01/2038	$1,000,000
1,350,000 Ohio (State of) Higher Educational Facility
Commission, Series 2018, Ref. RB	5.250	01/01/2038	1,431,959
5,000,000 Ohio (State of), Series 2017 A, GO Bonds	5.000	03/15/2036	5,672,350
4,065,000 Portage (County of), OH Port Authority, Series
2012 , RB	5.000	12/01/2037	4,262,274
319,955 Toledo (City of) & Lucas (County of), OH Port
Authority, Series 2007 A, RB	5.400	11/01/2036	319,955
			98,496,287

Oklahoma—0.2%
3,070,000 Carter (County of), OK Public Facilities
Authority, Series 2018, RB	5.000	09/01/2032	3,709,696

Oregon—0.0%
240,000 Oregon (State of) Facilities Authority, Series
2010 A, RB	6.125	09/01/2030	248,710
500,000 Oregon (State of) Facilities Authority, Series
2010 A, RB	6.375	09/01/2040	519,070
			767,780

Pennsylvania—6.7%
2,825,000 Allegheny (County of), PA Hospital
Development Authority (Allegheny Health
Obligated Group), Series 2018 A, Ref. RB	5.000	04/01/2036	3,378,643
1,600,000 Berks (County of), PA Industrial Development
Authority, Series 2017, Ref. RB	5.000	11/01/2047	1,817,856
5,000,000 Bethlehem Area School District, Series 2015
A, GO Bonds	5.000	08/01/2033	5,857,700
1,250,000 Commonwealth Financing Authority, Series
2018 , RB	5.000	06/01/2030	1,540,012
3,000,000 Commonwealth Financing Authority, Series
2018 , RB	5.000	06/01/2032	3,671,340
2,000,000 Commonwealth Financing Authority, Series
2018 , RB	5.000	06/01/2033	2,441,380
1,760,000 Commonwealth Financing Authority, Series
2018 , RB	5.000	06/01/2034	2,142,307
3,000,000 Commonwealth Financing Authority, Series
2018 , RB	5.000	06/01/2035	3,632,220
1,425,000 Delaware (County of), PA Authority, Series
2016, Ref. RB	5.000	10/01/2031	1,597,254
2,305,000 Delaware (County of), PA Authority, Series
2016, Ref. RB	5.000	10/01/2035	2,559,841
65,000 Luzerne County Industrial Development
Authority, Series 2009, RB	7.500	12/15/2019	65,135
500,000 Luzerne County Industrial Development
Authority, Series 2009, RB	7.750	12/15/2027	501,075

25 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon		Maturity	Value
Pennsylvania (Continued)
$2,605,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2012 , RB	5.000%		04/01/2025	$2,835,933
3,000,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2012 , RB	5.000		04/01/2030	3,265,950
5,000,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2012 , RB	5.000		04/01/2031	5,443,250
5,000,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2016 A, Ref. RB	5.000		06/01/2032	5,875,150
5,000,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2016 A, Ref. RB	5.000		06/01/2033	5,869,650
1,500,000 Pennsylvania (State of) Turnpike Commission,
Series 2009 E, RB	6.375	[1]	12/01/2038	1,947,945
5,000,000 Pennsylvania (State of) Turnpike Commission,
Series 2016, Ref. RB	5.000		06/01/2030	5,885,250
5,125,000 Pennsylvania (State of) Turnpike Commission,
Series 2017 3, Ref. RB	5.000		12/01/2040	6,108,026
7,750,000 Pennsylvania (State of) Turnpike Commission,
Series 2017 B-1, RB	5.000		06/01/2042	9,125,238
7,000,000 Pennsylvania (State of) Turnpike Commission,
Series 2018 A-2, RB	5.000		12/01/2048	8,448,580
3,000,000 Pennsylvania (State of) Turnpike Commission,
Series 2019 A, RB	4.000		12/01/2049	3,323,160
5,000,000 Pennsylvania (State of), Series 2013 1, GO
Bonds	4.000		04/01/2032	5,338,350
12,500,000 Pennsylvania (State of), Series 2018 1, GO
Bonds	4.000		03/01/2035	14,067,250
4,175,000 Pennsylvania (State of), Series 2018 1, GO
Bonds	4.000		03/01/2036	4,716,080
10,000,000 Pennsylvania (State of), Series 2018 1, GO
Bonds	5.000		03/01/2032	12,374,100
685,000 Philadelphia (City of), PA Industrial
Development Authority (Architecture & Design
Charter High School), Series 2013, RB3	6.125		03/15/2043	685,000
7,155,000 Philadelphia (City of), PA, Series 2019 B, RB	5.000		11/01/2049	8,738,831
1,000,000 Philadelphia Gas Works Co, Series 2017 15,
Ref. RB	5.000		08/01/2036	1,196,240
1,000,000 Philadelphia School District, Series 2016 F, Ref.
GO Bonds	5.000		09/01/2032	1,177,350
4,000,000 Pottsville (City of), PA Hospital Authority, Series
2016 B, Ref. RB	5.000		07/01/2041	4,649,720
280,000 Reading School District, Series 2017, Ref. GO
Bonds	5.000		03/01/2035	332,640
255,000 Reading School District, Series 2017, Ref. GO
Bonds	5.000		03/01/2036	302,239

26 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
Pennsylvania (Continued)
$1,000,000 Scranton School District, Series 2017 E, Ref.
GO Bonds	5.000%		12/01/2029	$1,211,690
1,305,000 Scranton School District, Series 2017 E, Ref.
GO Bonds	5.000		12/01/2030	1,573,621
890,000 Scranton School District, Series 2017 E, Ref.
GO Bonds	5.000		12/01/2032	1,071,026
710,000 Scranton School District, Series 2017 E, Ref.
GO Bonds	5.000		12/01/2033	854,542
				145,621,574

Rhode Island—0.3%
4,915,000 Central Falls Detention Facility Corp. , Series
2005, Ref. RB2	7.250		07/15/2035	884,700
20,000 Rhode Island Housing & Mortgage Finance
Corp. , Series 1992 10-A, RB	6.500		04/01/2027	20,064
4,695,000 Tobacco Settlement Financing Corp. , Series
2015 A, Ref. RB	5.000		06/01/2040	5,217,882
				6,122,646

South Carolina—0.8%
544,493 Connector 2000 Association, Inc. , Series 1998
B, RB	2.744	[5]	01/01/2020	541,792
5,991,316 Connector 2000 Association, Inc. , Series 1998
B, RB	3.158	[5]	01/01/2021	5,598,046
10,506,817 Connector 2000 Association, Inc. , Series 1998
B, RB	3.747	[5]	01/01/2026	7,155,142
4,325,000 Richland (County of), SC, Series 2004, RB3	6.200		11/01/2036	3,839,951
				17,134,931

South Dakota—0.1%
1,500,000 Educational Enhancement Funding Corp. ,
Series 2013 B, RB	5.000		06/01/2027	1,651,740

Tennessee—1.2%
225,000 Chattanooga (City of), TN Health, Educational
& Housing Facility Board (CommonSpirit
Health), Series 2019 A-1, Ref. RB	4.000		08/01/2038	246,341
340,000 Chattanooga (City of), TN Health, Educational
& Housing Facility Board (CommonSpirit
Health), Series 2019 A-2, Ref. RB	5.000		08/01/2044	401,717
455,000 Chattanooga (City of), TN Health, Educational
& Housing Facility Board (CommonSpirit
Health), Series 2019 A-2, Ref. RB	5.000		08/01/2049	533,533
455,000 Chattanooga (City of), TN Health, Educational
and Housing Facility Board (CommonSpirit
Health), Series 2019 A-1, RB	4.000		08/01/2044	490,208
2,000,000 Greeneville (Town of), TN Health & Educational
Facilities Board (Ballad Health), Series 2018
A, Ref. RB	5.000		07/01/2035	2,397,040

27 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
Tennessee (Continued)
$3,000,000 Greeneville (Town of), TN Health & Educational
Facilities Board (Ballad Health), Series 2018
A, Ref. RB	5.000%	07/01/2036	$3,578,550
3,000,000 Greeneville (Town of), TN Health & Educational
Facilities Board (Ballad Health), Series 2018
A, Ref. RB	5.000	07/01/2037	3,559,230
200,000 Metropolitan Development and Housing
Agency (Fifth + Broadway Development),
Series 2018, RB	5.125	06/01/2036	224,016
7,000,000 Nashville (City of) & Davidson (County of),
TN Metropolitan Government Health &
Educational Facilities Board (The) (Vanderbilt
University Medical Center), Series 2016 A, RB	5.000	07/01/2046	8,061,620
500,000 Nashville (City of) & Davidson (County of),
TN Metropolitan Government Health &
Educational Facilities Board, Series 2012, RB	5.000	11/01/2027	532,185
5,665,000 Tennessee Energy Acquisition Corp. , Series
2006 C, RB	5.000	02/01/2027	6,736,308
			26,760,748

Texas—4.2%
5,000 Alamo Community College District, Series
2007, GO Bonds	4.500	08/15/2033	5,013
885,000 Arlington Higher Education Finance Corp.
(UME Preparatory Academy), Series 2017 A,
RB	5.000	08/15/2038	936,489
1,300,000 Arlington Higher Education Finance Corp.
(Winfree Academy Charter School), Series
2019, Ref. RB	5.750	08/15/2043	1,452,503
85,000 Cuero Independent School District, Series
2014, GO Bonds	4.000	08/15/2033	85,166
125,000 Dallas (City of), TX (Civic Center Convention
Complex), Series 2009, RB	5.250	08/15/2034	125,344
1,100,000 Dallas (County of), TX Flood Control District
No. 1, Series 2015, Ref. GO Bonds	5.000	04/01/2032	1,166,220
4,113,000 Escondido Public Improvement District, Series
2008 , RB	7.250	10/01/2033	4,116,249
160,000 Houston Higher Education Finance Corp.
(Cosmos Foundation, Inc. ), Series 2011, RB	6.500	05/15/2031	172,056
140,000 Houston Higher Education Finance Corp.
(Cosmos Foundation, Inc. ), Series 2011, RB	6.500	05/15/2031	150,549
250,000 Houston Higher Education Finance Corp. ,
Series 2012 A, RB	6.000	08/15/2036	255,347
250,000 Houston Higher Education Finance Corp. ,
Series 2012 A, RB	6.000	08/15/2041	254,972
10,000,000 Houston Independent School District, Series
2017, Ref. GO Bonds	5.000	02/15/2042	11,919,400
30,000 Huntsville (City of), TX, Series 2001, GO Ctfs.	5.000	08/15/2032	30,092
7,465,000 Irving (City of), TX, Series 2014 B, RB	5.500	08/15/2038	7,501,802

28 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
Texas (Continued)
$40,000 Lancaster Independent School District, Series
2015 A, GO Bonds	4.000%		02/15/2045	$40,044
2,000,000 Montgomery (County of), TX Toll Road
Authority, Series 2018, RB	5.000		09/15/2043	2,235,480
2,500,000 Montgomery (County of), TX Toll Road
Authority, Series 2018, RB	5.000		09/15/2048	2,782,900
750,000 New Hope Cultural Education Facilities
Finance Corp. (Cardinal Bay, Inc. ), Series 2016,
RB	5.000		07/01/2046	831,833
750,000 New Hope Cultural Education Facilities
Finance Corp. (Cardinal Bay, Inc. ), Series 2016,
RB	5.000		07/01/2051	827,145
555,000 New Hope Cultural Education Facilities
Finance Corp. , Series 2013 A, RB	5.875		04/01/2036	609,951
780,000 New Hope Cultural Education Facilities
Finance Corp. , Series 2013 A, RB	6.000		04/01/2045	853,024
1,000,000 New Hope Cultural Education Facilities
Finance Corp. , Series 2016 A, RB	5.000		04/01/2036	1,068,610
355,000 New Hope Cultural Education Facilities
Finance Corp. , Series 2016 A, RB	5.000		04/01/2036	362,306
150,000 New Hope Cultural Education Facilities
Finance Corp. , Series 2016 A-1, RB	5.000		07/01/2031	170,662
250,000 New Hope Cultural Education Facilities
Finance Corp. , Series 2018 A-1, RB	5.000		07/01/2048	285,135
850,000 New Hope Cultural Education Facilities
Finance Corp. , Series 2018 A-1, RB	5.000		07/01/2058	964,742
425,000 New Hope Cultural Education Facilities
Finance Corp. , Series 2019, RB	5.000		08/15/2039	450,496
150,000 New Hope Cultural Education Facilities
Finance Corp. , Series 2019, RB	5.000		08/15/2049	157,739
10,000,000 North Texas Tollway Authority, Series 2017 B,
Ref. RB	5.000		01/01/2043	11,816,300
10,000,000 Northwest Independent School District, Series
2015, GO Bonds	5.000		02/15/2045	11,470,100
20,000,000 Texas (State of), Series 2012 A, VRD GO Bonds	1.110	[9]	12/01/2042	20,000,000
110,000 Texas Dormitory Finance Authority Inc. , Series
2001 A, RB	5.750		09/01/2027	110,003
485,000 Texas Dormitory Finance Authority Inc. , Series
2001 A, RB	6.000		09/01/2033	484,990
4,185,000 Texas Municipal Gas Acquisition & Supply
Corp. I, Series 2008 D, RB	6.250		12/15/2026	4,870,503
1,085,000 Texas State Public Finance Authority Charter
School Finance Corp. (New Frontiers Charter
School), Series 2010 A, RB	5.800		08/15/2040	1,105,984

29 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon		Maturity	Value
Texas (Continued)
$170,000 Texas State Public Finance Authority Charter
School Finance Corp. , Series 2006 A, RB	6.250%		09/01/2036 $	170,231
				89,839,380

Utah—0.6%
10,000,000 Murray (City of), UT (IHC Health Services, Inc. ),
Series 2003 D, VRD RB	1.100	[9]	05/15/2036	10,000,000
275,000 Utah (County of), UT (Renaissance Academy),
Series 2007 A, RB	5.625		07/15/2037	275,272
720,000 Utah (State of) Charter School Finance
Authority, Series 2018, RB	5.000		10/15/2038	845,820
1,110,000 Utah (State of) Charter School Finance
Authority, Series 2019 A, RB	5.375		06/15/2049	1,133,887
				12,254,979

Vermont—0.0%
350,000 Burlington (City of), VT, Series 2012 A, GO
Bonds	5.000		11/01/2027	388,146
445,000 Burlington (City of), VT, Series 2012 A, GO
Bonds	5.000		11/01/2032	493,501
				881,647

Virginia—0.6%
338,000 Celebrate North Community Development
Authority, Series 2003 B, RB2,3	6.750		03/01/2034	202,800
8,950,000 Chesapeake Bay Bridge & Tunnel District,
Series 2016, RB	5.000		07/01/2041	10,571,024
950,000 Virginia (State of) College Building Authority,
Series 2006, RB	5.000		06/01/2026	930,107
990,000 Virginia (State of) College Building Authority,
Series 2006, RB	5.000		06/01/2029	961,023
585,000 Virginia (State of) College Building Authority,
Series 2006, RB	5.000		06/01/2036	565,619
715,000 Virginia Beach (City of), VA Development
Authority, Series 2018, Ref. RB	5.000		09/01/2036	832,667
				14,063,240

Washington—0.4%
5,000 Chelan (County of), WA Public Utility District
No. 1, Series 2009 A, RB	5.000		07/01/2034	5,014
1,680,000 Cowlitz County School District No. 458, Series
2019, GO Bonds	4.000		12/01/2038	1,905,103
70,000 Kelso (City of), WA Housing Authority, Series
1998 , RB	5.600		03/01/2028	70,061
1,655,642 Tacoma (City of), WA Consolidated Local
Improvement Districts, Series 2013, RB	5.750		04/01/2043	1,660,675
2,250,000 Washington (State of) Health Care Facilities
Authority, Series 2017, Ref. RB	5.000		08/15/2031	2,621,768

30 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
Washington (Continued)
$2,750,000 Washington (State of), Series 2021 A, Ref. GO
Bonds[4]	5.000%		06/01/2039 $	3,307,837
				9,570,458

West Virginia—0.2%
1,960,000 Brooke (County of), WV, Series 2011 A, RB	6.500		10/01/2031	1,984,069
1,885,000 Brooke (County of), WV, Series 2011 A, RB	6.750		10/01/2037	1,908,317
				3,892,386

Wisconsin—1.4%
20,000,000 WI H&EFA (Ascension Health Credit Group)[6]	4.000		11/15/2034	22,058,500
420,000 Wisconsin (State of) Public Finance Authority
(Explore Knowledge Foundation), Series 2012
A, RB	5.750		07/15/2032	451,324
350,000 Wisconsin (State of) Public Finance Authority
(Explore Knowledge Foundation), Series 2012
A, RB	6.000		07/15/2042	374,836
310,000 Wisconsin (State of) Public Finance Authority
(North Carolina Leadership Academy), Series
2019 , RB	5.000		06/15/2039	332,636
650,000 Wisconsin (State of) Public Finance Authority,
Series 2011, RB	7.125		07/01/2042	650,929
465,000 Wisconsin (State of) Public Finance Authority,
Series 2012 A-1, RB	7.000		10/01/2042	469,585
100,000 Wisconsin (State of) Public Finance Authority,
Series 2012 B-1, RB	0.181	[5]	10/01/2042	50,780
200,000 Wisconsin (State of) Public Finance Authority,
Series 2012 C-1, RB3	36.060	[5]	10/01/2042	4,120
900,000 Wisconsin (State of) Public Finance Authority,
Series 2019 A, RB	5.000		07/01/2036	1,074,330
1,275,000 Wisconsin (State of) Public Finance Authority,
Series 2019 A, RB	5.000		07/01/2054	1,480,670
1,400,000 Wisconsin (State of) Public Finance Authority,
Series 2019 A, RB	5.000		07/01/2058	1,587,110
435,000 Wisconsin (State of) Public Finance Authority,
Series 2019 A, RB	5.375		06/01/2044	453,087
540,000 Wisconsin (State of) Public Finance Authority,
Series 2019 A, RB	5.500		06/01/2054	561,492
1,475,000 Wisconsin Center District, Series 2013 A, Ref.
RB	5.000		12/15/2029	1,623,297
				31,172,696

U. S. Possessions—10.9%
1,885,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.250		07/01/2029	1,981,606
5,880,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.250		07/01/2042	6,151,950
5,400,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.750		07/01/2037	5,771,466

31 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$10,090,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	6.000%	07/01/2047	$10,758,462
295,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2003 NN, RB2	5.500	07/01/2020	227,150
30,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2005 RR, RB	5.000	07/01/2023	30,580
260,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2005 RR, RB	5.000	07/01/2024	265,652
4,000,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2005 SS, Ref. RB	5.000	07/01/2025	4,096,520
1,690,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 VV, Ref. RB	5.250	07/01/2025	1,811,917
1,500,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 VV, Ref. RB2	5.500	07/01/2020	1,155,000
1,985,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2008 WW-RSA-1, RB2	5.250	07/01/2025	1,523,488
2,750,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2008 WW-RSA-1, RB2	5.375	07/01/2023	2,114,062
2,830,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 AAA-RSA-1, RB2	5.250	07/01/2028	2,172,025
1,850,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 CCC-RSA-1, RB2	5.000	07/01/2022	1,419,875
2,500,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 CCC-RSA-1, RB2	5.000	07/01/2028	1,918,750
1,670,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 XX, RB2	5.250	07/01/2040	1,281,725
410,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB2	5.250	07/01/2022	314,675
405,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 ZZ-RSA-1, Ref. RB2	5.250	07/01/2025	310,838
500,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 A-4, RB2	10.000	07/01/2019	407,500
500,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 B-4, RB2	10.000	07/01/2019	407,500
500,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-1, RB2	10.000	01/01/2021	427,500
500,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2016 E-2, RB2	10.000	07/01/2021	427,500
10,000,000 Puerto Rico (Commonwealth of) Government
Employees Retirement System, Series 2008
A, RB2	6.450	07/01/2055	4,300,000
10,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003 A-A, RB	5.000	07/01/2035	10,207
20,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003 G, RB	5.000	07/01/2033	20,474
40,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2004 I, RB10	5.000	07/01/2022	34,300
3,500,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2007 M, RB2	5.000	07/01/2046	1,439,375

32 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon		Maturity	Value
U. S. Possessions (Continued)
$1,520,000 Puerto Rico (Commonwealth of) Industrial
Tourist Educational Medical & Environmental
Control Facilities Financing Authority, Series
1995 A, RB	5.625%		07/01/2022	$1,402,200
1,230,000 Puerto Rico (Commonwealth of) Industrial
Tourist Educational Medical & Environmental
Control Facilities Financing Authority, Series
2002 A, Ref. RB	5.000		08/01/2032	1,232,189
190,000 Puerto Rico (Commonwealth of) Industrial
Tourist Educational Medical & Environmental
Control Facilities Financing Authority, Series
2012, Ref. RB	5.000		10/01/2022	187,631
850,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 A, RB10	5.500		07/01/2024	728,875
750,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 A, RB10	5.500		07/01/2028	643,125
8,695,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 A, RB10	6.065	[5]	07/01/2031	3,595,991
8,000,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 A, RB10	7.072	[5]	07/01/2030	3,470,080
65,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 B, RB2	5.000		07/01/2041	13,406
4,940,000 Puerto Rico (Commonwealth of) Public
Buildings Authority, Series 2002 D, RB2	5.375		07/01/2033	4,260,750
1,910,000 Puerto Rico (Commonwealth of) Public
Buildings Authority, Series 2007 M-2, Ref. RB	10.000	[9]	07/01/2035	2,022,652
10,000,000 Puerto Rico (Commonwealth of) Public
Buildings Authority, Series 2007 M-3, Ref. RB	6.000		07/01/2028	10,306,200
3,300,000 Puerto Rico (Commonwealth of) Public
Buildings Authority, Series 2007 N, RB2	5.000		07/01/2032	2,817,375
8,575,000 Puerto Rico (Commonwealth of) Public
Buildings Authority, Series 2009 P, Ref. RB2	6.250		07/01/2026	7,524,562
240,000 Puerto Rico (Commonwealth of) Public
Buildings Authority, Series 2012 U, Ref. RB2	5.250		07/01/2042	179,400
500,000 Puerto Rico (Commonwealth of), Series 2001
A, Ref. GO Bonds	5.500		07/01/2021	518,715
1,365,000 Puerto Rico (Commonwealth of), Series 2003
C-7, Ref. GO Bonds	6.000		07/01/2027	1,406,237
5,000 Puerto Rico (Commonwealth of), Series 2004
A, GO Bonds	5.000		07/01/2034	5,107
4,020,000 Puerto Rico (Commonwealth of), Series 2006
A, GO Bonds[2]	5.250		07/01/2030	3,085,350
2,610,000 Puerto Rico (Commonwealth of), Series 2008
A, GO Bonds[2]	5.000		07/01/2023	1,957,500
3,000,000 Puerto Rico (Commonwealth of), Series 2008
A, GO Bonds[2]	5.125		07/01/2028	2,265,000
4,515,000 Puerto Rico (Commonwealth of), Series 2008
A, Ref. GO Bonds[2]	5.000		07/01/2020	3,386,250
10,000,000 Puerto Rico (Commonwealth of), Series 2009
B, Ref. GO Bonds[2]	6.000		07/01/2039	7,750,000

33 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$5,000,000 Puerto Rico (Commonwealth of), Series 2009
B, Ref. RB2	6.500%	07/01/2037 $	3,900,000
2,000,000 Puerto Rico (Commonwealth of), Series 2009
C, Ref. GO Bonds[2]	6.000	07/01/2039	1,520,000
3,335,000 Puerto Rico (Commonwealth of), Series 2011
A, GO Bonds[2]	5.750	07/01/2041	2,409,537
3,000,000 Puerto Rico (Commonwealth of), Series 2011
A, Ref. GO Bonds[2]	6.000	07/01/2040	2,242,500
9,000,000 Puerto Rico (Commonwealth of), Series 2011
C, Ref. GO Bonds[2]	5.750	07/01/2036	6,367,500
4,895,000 Puerto Rico (Commonwealth of), Series 2011
E, GO Bonds[2]	6.000	07/01/2029	3,610,062
1,250,000 Puerto Rico (Commonwealth of), Series 2011
E, Ref. GO Bonds[2]	5.375	07/01/2030	898,437
4,000,000 Puerto Rico (Commonwealth of), Series 2011
E, Ref. GO Bonds[2]	5.625	07/01/2033	2,890,000
3,000,000 Puerto Rico (Commonwealth of), Series 2012
A, Ref. GO Bonds[2]	5.250	07/01/2023	2,010,000
6,645,000 Puerto Rico (Commonwealth of), Series 2012
A, Ref. GO Bonds[2]	5.500	07/01/2026	4,468,762
5,000,000 Puerto Rico (Commonwealth of), Series 2012
A, Ref. GO Bonds[2]	5.750	07/01/2028	3,362,500
8,225,000 Puerto Rico (Commonwealth of), Series 2012
A, Ref. RB2	5.500	07/01/2039	5,531,312
5,615,000 Puerto Rico Public Finance Corp. , Series 2011
B, RB2	5.500	08/01/2031	213,370
4,175,243 Puerto Rico Sales Tax Financing Corp. , Series
2007A, RB	0.233 [5]	08/01/2044	208,762
1,374,909 Puerto Rico Sales Tax Financing Corp. , Series
2007A, RB	0.317 [5]	08/01/2044	189,050
1,270,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	3.973 [5]	07/01/2024	1,113,600
2,423,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.259 [5]	07/01/2027	1,930,356
3,082,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.550	07/01/2040	3,190,579
2,362,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.560 [5]	07/01/2029	1,749,699
9,853,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.750	07/01/2053	10,196,377
3,043,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.839 [5]	07/01/2031	2,083,329
15,650,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.000	07/01/2058	16,444,238
3,425,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.090 [5]	07/01/2033	2,175,697
34,472,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.845 [5]	07/01/2046	9,113,363
28,082,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.910 [5]	07/01/2051	5,505,476

34 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$20,898,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB	4.329%	07/01/2040 $	21,237,384
387,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB	4.536	07/01/2053	393,204
5,172,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB	4.784	07/01/2058	5,334,711
1,305,000 University of Puerto Rico, Series 2006 P, Ref.
RB	5.000	06/01/2026	1,298,475
900,000 University of Puerto Rico, Series 2006 P, Ref.
RB	5.000	06/01/2030	894,375
150,000 University of Puerto Rico, Series 2006 Q, RB	5.000	06/01/2036	149,063
1,080,000 Virgin Islands (Government of) Public Finance
Authority, Series 2012 A, RB	5.000	10/01/2032	1,176,304
1,480,000 Virgin Islands (Government of) Public Finance
Authority, Series 2012 A, Ref. RB	5.000	10/01/2032	1,611,972
			234,958,686

Total Investments, at Value (Cost $2,229,285,026) —103.5%		2,239,754,059
Floating Rate Note Obligations—(3.3)
Notes with interest and fee rates ranging from 1.06% to 1.15% at 11/30/2019 and contractual
maturities of collateral ranging from 05/15/2024 to 06/01/2043			(70,665,000)
Net Other Assets (Liabilities) —(0.2)			(4,794,353)
Net Assets—100.0%		$2,164,294,706

Footnotes to Schedule of Investments
1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
2. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
3. The value of this security was determined using significant unobservable inputs.
4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
5. Zero coupon bond reflects effective yield on the original acquisition date.
6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
8. Interest or dividend is paid-in-kind, when applicable.
9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
10. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:
CHF	City Hospital Foundation
COP	Certificates of Participation
Ctfs.	Certificates

35 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
IDR	Industrial Development Revenue Bonds
IHC	Intermountain Health Care
KS	Kishhealth System
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NCCU	North Carolina Central University
PCR	Pollution Control Revenue Bonds
RB	Revenue Bonds
Ref.	Refunding
RSA	Rocketship Spark Academy
VRD	Variable Rate Demand
VV	Vista Village
WA	Westlake Affordable
Wts.	Warrants

36 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$	— $	124,497,185$	— $	124,497,185
Alaska		—	90,122	30,000	120,122
Arizona		—	63,684,101	341,550	64,025,651
Arkansas		—	—	1,222,750	1,222,750
California		—	206,086,651	—	206,086,651
Colorado		—	72,844,526	2,997,550	75,842,076
Connecticut		—	10,738,813	160,000	10,898,813
Delaware		—	2,696,998	—	2,696,998
District of Columbia		—	21,260,463	—	21,260,463
Florida		—	105,691,984	15,530,914	121,222,898
Georgia		—	44,359,634	—	44,359,634
Illinois		—	147,229,763	2,404,340	149,634,103
Indiana		—	34,300,750	—	34,300,750
Iowa		—	4,757,700	20,000	4,777,700
Kansas		—	1,252,765	—	1,252,765
Kentucky		—	51,703,643	150	51,703,793
Louisiana		—	35,970,750	—	35,970,750
Maine		—	7,575,660	—	7,575,660
Maryland		—	10,241,148	—	10,241,148
Massachusetts		—	27,458,000	—	27,458,000
Michigan		—	82,431,796	—	82,431,796
Minnesota		—	6,655,825	—	6,655,825
Mississippi		—	12,233,300	—	12,233,300
Missouri		—	16,702,758	9,707,085	26,409,843
Montana		—	—	819,700	819,700
Nebraska		—	15,824,000	—	15,824,000
Nevada		—	10,046,042	—	10,046,042
New Hampshire		—	3,148,811	—	3,148,811
New Jersey		—	167,826,700	—	167,826,700
New Mexico		—	2,165,301	—	2,165,301
New York		—	214,031,807	—	214,031,807
North Carolina		—	6,114,150	—	6,114,150
Ohio		—	98,496,287	—	98,496,287
Oklahoma		—	3,709,696	—	3,709,696
Oregon		—	767,780	—	767,780

37 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS Unaudited / Continued

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs	Value
Municipal Bonds and Notes (Continued)
Pennsylvania	$	— $	144,936,574$	685,000$	145,621,574
Rhode Island		—	6,122,646	—	6,122,646
South Carolina		—	13,294,980	3,839,951	17,134,931
South Dakota		—	1,651,740	—	1,651,740
Tennessee		—	26,760,748	—	26,760,748
Texas		—	89,839,380	—	89,839,380
Utah		—	12,254,979	—	12,254,979
Vermont		—	881,647	—	881,647
Virginia		—	13,860,440	202,800	14,063,240
Washington		—	9,570,458	—	9,570,458
West Virginia		—	3,892,386	—	3,892,386
Wisconsin		—	31,168,576	4,120	31,172,696
U. S. Possessions		—	234,958,686	—	234,958,686
Total Assets	$	— $ 2,201,788,149 $		37,965,910 $ 2,239,754,059

38 INVESCO OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND